Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases

Note 11. Leases

As of December 31, 2014, we leased or subleased 5,409 restaurant properties to franchisees and 92 non-restaurant properties to third parties under direct financing leases and operating leases, where we are the lessor. Initial lease terms generally range from 10 to 20 years. Most leases to franchisees provide for fixed monthly payments and many of these leases provide for future rent escalations and renewal options. Certain leases also include provisions for contingent rent, determined as a percentage of sales, generally when annual sales exceed specific levels. The lessees bear the cost of maintenance, insurance and property taxes.

Assets leased to franchisees and other third parties under operating leases, where we are the lessor, that are included within our property and equipment, net was as follows (in millions):

	As of December 31,
	2014	2013
Land	$941.4	$421.7
Buildings and improvements	1,081.8	397.9
Restaurant equipment	36.5	2.7

Gross property and equipment leased	2,059.7	822.3
Accumulated depreciation	(153.5)	(130.3)

Net property and equipment leased	$1,906.1	$692.0

Our net investment in direct financing leases was as follows (in millions):

	As of December 31,
	2014	2013
Future rents to be received
Future minimum lease receipts	$154.4	$184.8
Contingent rents(1)	78.1	92.1
Estimated unguaranteed residual value	22.2	23.8
Unearned income	(97.1)	(120.5)
Allowance on direct financing leases	(0.3)	(0.3)

	157.3	179.9
Current portion included within trade receivables	(16.8)	(16.8)

Net investment in property leased to franchisees	$140.5	$163.1

(1)	Amounts represent estimated contingent rents recorded in connection with the acquisition method of accounting.

In addition, we lease land, building, equipment, office space and warehouse space, including 743 restaurant buildings under capital leases. Land and building leases generally have an initial term of 10 to 30 years, while land-only lease terms can extend longer, and most leases provide for fixed monthly payments. Many of these leases provide for future rent escalations and renewal options and certain leases also include provisions for contingent rent, determined as a percentage of sales, generally when annual sales exceed specific levels. Most leases also obligate us to pay the cost of maintenance, insurance and property taxes.

As of December 31, 2014, future minimum lease receipts and commitments were as follows (in millions):

	Lease Receipts		Lease Commitments (a)
	Direct Financing Leases	Operating Leases	Capital Leases	Operating Leases
2015	$22.8	$366.1	$36.5	$196.6
2016	22.5	331.9	38.8	179.3
2017	21.9	300.4	30.4	161.6
2018	20.4	268.6	30.6	155.6
2019	15.2	236.8	28.8	138.5
Thereafter	51.6	1,496.6	227.5	971.0

Total minimum payments	$154.4	$3,000.4	$392.6	$1,802.6

Less amount representing interest			(129.0)

Present value of minimum capital lease payments			263.6
Current portion of capital lease obligation			(19.9)

Long-term portion of capital lease obligation			$243.7

(a)	Lease commitments under operating leases have not been reduced by minimum sublease rentals of $1,743.4 million due in the future under noncancelable subleases.

Property revenues are comprised primarily of rental income from operating leases and earned income on direct financing leases with franchisees as follows (in millions):

	2014	2013	2012
Rental income:
Minimum	$182.1	$165.9	$108.1
Contingent	38.1	25.0	17.4
Amortization of favorable and unfavorable income lease contracts, net	7.2	5.6	6.3

Total rental income	227.4	196.5	131.8
Earned income on direct financing leases	15.3	17.2	19.5

Total property revenues	$242.7	$213.7	$151.3

Rent expense associated with the lease commitments is as follows (in millions):

	2014	2013	2012
Rental expense:
Minimum	$109.1	$115.0	$148.8
Contingent	8.0	4.9	9.3
Amortization of favorable and unfavorable payable lease contracts, net	3.5	0.9	(2.4)

Total rental expense (a)	$120.6	$120.8	$155.7

(a)	Amounts include rental expense related to properties subleased to franchisees of $103.3 million for 2014, $94.0 million for 2013 and $74.4 million for 2012.

The impact of favorable and unfavorable lease amortization on operating income is as follows (in millions):

	2014	2013	2012
Franchise and property revenues	$5.7	$5.6	$6.3
Cost of sales	(0.3)	(1.3)	(3.4)
Franchise and property expenses	3.8	2.2	1.0

Estimated future amortization of favorable and unfavorable lease contracts subject to amortization are as follows (in millions):

	Cost of Sales		Franchise and Property Revenue		Franchise and Property Expenses
	Favorable	Unfavorable	Favorable	Unfavorable	Favorable	Unfavorable
2015	$0.3	$(0.3)	$20.9	$(32.4)	$31.8	$(21.7)
2016	0.2	(0.3)	19.0	(29.5)	29.7	(20.2)
2017	0.2	(0.3)	17.8	(27.9)	27.7	(18.8)
2018	0.2	(0.2)	16.4	(26.2)	25.5	(17.5)
2019	0.2	(0.1)	15.0	(24.1)	23.3	(15.7)
Thereafter	2.2	(0.2)	74.3	(111.3)	123.2	(81.8)

Total	$3.3	$(1.4)	$163.4	$(251.4)	$261.2	$(175.7)